Interests in joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [abstract]
Summary of Financial Information Related to Interests in Joint Ventures
The following table illustrates the aggregate financial information of the Group’s joint ventures that are immaterial:

	2019	2018	2017
	€	€	€
Share of the joint ventures’ profit for the year	1,400	5,294	255

Aggregate carrying amount of the Group’s investments in the joint ventures	1,786	4,964	1,188